Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Apr. 07, 2022	Oct. 31, 2022	Oct. 31, 2021	Nov. 30, 2021
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized		$ 30	$ 24
Unrecognized losses		30
Deferred tax asset tax benefits relate to tax losses incurred in Canadian or foreign operations		1,420	164
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized		41,000	34,000	$ 165
Income tax expense		$ 2,758	$ 2,871
Applicable Income tax rate		26.20%	26.20%
Minimum future earnings taxable income	$ 100
Dividend Recovery Tax Rate Period	5 years
CRD payable		$ 640
2011 to 2017 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		1,506
2014 to 2017 taxation year [member] | Relating To Securities Lending Transactions [Member]
Disclosure Of Income Taxes [Line Items]
Contingent Liability Relating To Tax Withholding		470
No expiration [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses		5
2023 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses		$ 25
2022 Federal Budget Measures [Member]
Disclosure Of Income Taxes [Line Items]
Income tax expense	$ 1,000
Applicable Income tax rate	15.00%
Increase in Tax Rate In Future Earnings	1.50%